Leases - Carrying amounts of right-of use assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		$ 34,128,766	$ 31,882,053
Additions		5,253,374	6,949,684
Disposals		(17,742)
Foreign exchange effect		795
Depreciation on right of use assets	$ (253,098)	(5,048,976)	(4,702,971)	$ (4,043,691)
Balance at the end	$ 1,720,223	34,316,217	34,128,766	31,882,053
Flight equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		33,312,089	31,126,169
Additions		4,876,071	6,676,492
Disposals		(17,742)
Depreciation on right of use assets		(4,763,928)	(4,490,572)
Balance at the end		33,406,490	33,312,089	31,126,169
Aircraft Spare engines
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		677,198	579,696
Additions		362,081	230,200
Depreciation on right of use assets		(210,079)	(132,698)
Balance at the end		829,200	677,198	579,696
Land and building leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		139,479	176,188
Additions		15,222	42,992
Foreign exchange effect		795
Depreciation on right of use assets		(74,969)	(79,701)
Balance at the end		$ 80,527	$ 139,479	$ 176,188